UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997

(Address of principal executive offices)	(Zip code)

Kristi Rojohn,

5400 University Avenue,

West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

SEMI-ANNUAL REPORT

JUNE 30, 2006

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

July 25, 2006

PRESIDENT’S LETTER

Dear Shareholder:

Equity benchmarks recorded mixed results for the first half of 2006, with international and small-cap stocks significantly outpacing domestic large-cap indices like the S&P 500 Composite Index (the “S&P 500”) and the Dow Jones Industrial Average. The S&P 500 gained 2.71% and the Dow 5.22% through June 30, 2006, while the small-cap Russell 2000 Index and the international developed markets benchmark, the MSCI EAFE Index, returned 8.26% and 10.50%, respectively.

Aside from the strong performance of high-yield issues, most fixed-income benchmarks declined for the period. The Lehman Brothers U.S. Aggregate Bond Index, a measure of the broad domestic fixed-income market, declined 0.72% through June 30, 2006, primarily due to the broad rise in interest rates. In contrast, the Lehman Brothers U.S. Corporate High Yield Index gained 3.14%. Most domestic fixed-income benchmarks otherwise recorded declines for the period, again primarily due to the upward shift in the yield curve.

The Federal Reserve Board (the “Fed”) raised short-term interest rates by 25 basis points (0.25%) at each of its four meetings during the first six months of the year, bringing the Federal Funds rate to 5.25% at the end of June. Long-term rates have risen, as well, due to investor concerns about rising inflation. Barometers of the condition of the U.S. economy have been relatively inconsistent so far this year: GDP expanded at close to 5% annualized in the first quarter of 2006, while reports on manufacturing and housing in the second quarter of 2006 have shown some developing weakness; meanwhile, inflation still seems to be a concern, as the Fed has indicated that future rate increases are still possible.

The equity markets have been relatively weak in May and June following a strong start to the year. Concerns about inflation and, at the same time, a weakening economy, have impacted returns across most equity benchmarks. Fixed income returns have likewise been impacted by inflation. In this environment of short-term gyrations, it is all the more important that investors adhere to an appropriate asset allocation plan. The EquiTrust portfolios provide a means for our investors to gain exposure to the domestic equity and fixed income markets.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (“FOMC”). The FOMC meets several times throughout the year to determine the target Federal Funds rate, or overnight lending rates between banks. The Federal Funds target rate has been raised 25 bps at each of the last 17 meetings to 5.25% as of June 30, 2006. During the first half of 2006, the FOMC has shifted from an almost certain monetary policy to one of uncertainty. The FOMC began the year reporting that core inflation, as well as inflation expectations, remained well contained. The committee was confident that a few more rate increases would slow the economy to a sustainable pace while holding inflation in check. As the second fiscal quarter began, the FOMC statements began to change their language. The economy has begun to actually show signs of weakness, while inflation has picked up faster than anticipated. The FOMC now has a challenge that the financial industry has labeled as stagflation, the economy is stalling while inflation is increasing. The FOMC will have to balance two opposing challenges to the economy going forward. On June 30, 2006, the Money Market Portfolio had a 7-day yield of 4.63%.

High Grade Bond: U.S. Treasury yields rose over the six-month reporting period ended June 30, 2006. During the period, the two-year Treasury rose by 75 basis points (0.75%) to 5.15%, the ten-year Treasury rose by 75 basis points (0.75%) to 5.14% and the thirty-year Treasury rose by 65 basis points (0.65%) to 5.19%. The worst performing sector of the Lehman Brothers U.S. Aggregate Index for the period was the Investment Grade Credit Index, as corporate spreads widened modestly from historically narrow levels.

During the six-month period ended June 30, 2006, the High Grade Bond Portfolio outperformed the Lehman Brothers U.S. Aggregate Index (“Aggregate Index”), as reflected by the –0.29% total return produced by the Portfolio versus the –0.72% total return produced by the Aggregate Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (35% of the Index), –0.06%; U.S. Treasury Securities (25% of the Index), –1.29%; and U.S. Investment Grade Credit Securities (23% of the Index), –1.55%. In comparison, the Portfolio had approximately 41% of its assets invested in fixed-rate mortgage backed securities, 31% in corporate securities, 18% in cash equivalents and 11% in U.S. Government Agencies. The Aggregate Index had an effective duration of 4.80 as of June 30, 2006. The effective duration of the Portfolio was 4.14. The Portfolio outperformed the Aggregate Index mainly because its overexposure to outperforming mortgage backed securities and cash was more than enough to offset the Portfolio’s higher exposure to underperforming corporate securities than the Aggregate Index and Fund expenses.

Given our view that the Federal Reserve is close to being done raising the Federal Funds rate we will be more willing to increase the duration of the Portfolio to be more closely aligned with the Aggregate Index.

Strategic Yield: The Lehman Brothers U.S. High Yield Index (“High Yield Index”) produced a return of 3.14% over the six-month reporting period ended June 30, 2006. The option-adjusted spread on the High Yield Index finished the current period at 320 basis points (3.20%), which was 37 basis points (0.37%) less than at the start of the period. The High Yield Index was helped by a low level of actual defaults and the relative stability in the overall credit quality of the high yield market.

During the six-month reporting period, the Strategic Yield Portfolio produced a total return of 0.87%, lagging that of the High Yield Index but exceeding the -1.55% return on the Lehman Brothers U.S. Investment Grade Credit Index. The Portfolio’s performance was hindered by having a lower exposure to high yield issues than the High Yield Index and Fund expenses. At the end of the period the Portfolio had approximately 58% of its assets invested in securities rated investment grade, 31% invested in securities rated high yield by Moody’s or S&P and 11% invested in cash equivalents.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: The Managed Portfolio returned 3.34% for the six-month period ended June 30, 2006, compared to a gain of 2.71% for the S&P 500. The Portfolio outperformed the Index primarily due to the positive relative performance of its equity allocation.

Equities still constitute the largest portion of the Portfolio’s assets, but we have raised its fixed income allocation — and lowered its cash allocation — concurrent with the rise in interest rates, particularly the increase in the yield on the ten-year Treasury bond. We like the opportunities in the largest names in the domestic equity universe, but high quality fixed-income securities currently present an attractive alternative.

Given the recent volatility in the equity markets, we have been reviewing the Portfolio’s equity holdings to make sure we are comfortable with their quality and valuation.

Value Growth: The Value Growth Portfolio trailed the S&P 500 for the six months ended June 30, 2006, returning 1.90% compared to 2.71% for the Index. The Portfolio’s relative performance was most impacted by underperformance in its consumer discretionary, energy, financials and telecommunication services holdings. It did outperform the Index in its health care and utilities holdings, offsetting some of the underperformance elsewhere.

Within the equity markets, we continue to see the most value in the largest companies of the domestic benchmarks, e.g. General Electric, Citigroup and 3M. Valuations for these companies generally compare favorably to those of the stocks of smaller companies, which are coming off a lengthy period of outperforming their larger peers. As such, while the Portfolio will still hold small- and medium-capitalization stocks, our search for attractively valued names has been most fruitful in the large-/mega-cap segment of the domestic equity market. We have added new positions or added to existing positions in this segment over the past twelve months and certainly during the six-month period ended June 30, 2006. For example, we added a new position in GE early in the year and, through additional purchases since, have now raised the Portfolio’s position close to the S&P 500’s weight of just over 3%. Additionally, we raised the Portfolio’s weighting in other large-cap names like Target, Metlife and Medtronic. We continue to appreciate the long-term risk-reward characteristics such stocks offer at their current valuations.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. It remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. The Portfolio outperformed the S&P 500 for the six-month period ended June 30, 2006, gaining 3.28% compared to 2.71% for the S&P 500. We attribute the Portfolio’s performance advantage to its heavier exposure to the S&P 500’s largest constituents, as these outperformed the Index’s weighting of smaller constituents for the period.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2006

Money Market Portfolio

Portfolio Holdings by Asset Type

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor's.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2006

Managed Portfolio

Portfolio Holdings by Industry Sector

Value Growth Portfolio

Portfolio Holdings by Industry Sector

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on January 1, 2006 and held until June 30, 2006.

Actual Expenses –

The first line for each Portfolio in the table below provides information about actual account values and actual expenses for that Portfolio. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period* 1/1/2006 - 6/30/2006	Annualized Expense Ratio
Value Growth				0.58%
Actual	$1,000	$1,019.00	$2.91
Hypothetical **	$1,000	$1,022.12	$2.91
High Grade Bond				0.44%
Actual	$1,000	$997.10	$2.18
Hypothetical **	$1,000	$1,022.81	$2.21
Strategic Yield				0.58%
Actual	$1,000	$1,008.70	$2.93
Hypothetical **	$1,000	$1,022.08	$2.95
Managed				0.55%
Actual	$1,000	$1,033.50	$2.81
Hypothetical **	$1,000	$1,022.24	$2.79
Money Market				0.54%
Actual	$1,000	$1,020.30	$2.75
Hypothetical **	$1,000	$1,022.28	$2.75
Blue Chip				0.30%
Actual	$1,000	$1,032.80	$1.55
Hypothetical **	$1,000	$1,023.48	$1.54
*	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio, multiplied by the average account value over the period, multiplied by 182 days divided by 364 to reflect the one-half year period.
**	Hypothetical examples are based on a 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost — $55,871,316; $37,174,919; $38,027,478; $79,678,934; $8,596,039; and $64,707,833, respectively)	$58,624,811	$36,389,269	$37,708,815	$86,069,839	$8,596,039	$81,731,621
Cash	—	—	—	—	7,242	—
Receivables:
Accrued dividends and interest	82,192	275,563	612,348	224,513	5,873	81,733
Fund shares sold	33,397	25,486	25,267	18,102	471	35,788
Investment securities sold	2,027,107	—	—	1,554,918	—	—
Prepaid expense and other assets	1,003	572	610	1,398	112	1,391

Total Assets	60,768,510	36,690,890	38,347,040	87,868,770	8,609,737	81,850,533

LIABILITIES
Payables:
Fund shares redeemed	81,801	46,893	38,462	88,926	93,460	70,881
Investment securities purchased	431,461	—	—	250,533	—	—
Dividends	—	—	—	—	4,664	—
Accrued expenses	10,126	7,495	7,400	11,602	4,950	12,383

Total Liabilities	523,388	54,388	45,862	351,061	103,074	83,264

NET ASSETS	$60,245,122	$36,636,502	$38,301,178	$87,517,709	$8,506,663	$81,767,269

ANALYSIS OF NET ASSETS

Paid-in Capital	$54,901,776	$37,403,941	$40,694,309	$76,704,929	$8,506,663	$70,973,261
Accumulated undistributed net investment income	549,977	—	—	1,268,729	—	844,258
Accumulated undistributed net realized gain (loss) from investment transactions	2,039,874	18,211	(2,074,468)	3,153,146	—	(7,074,038)
Net unrealized appreciation (depreciation) of investments	2,753,495	(785,650)	(318,663)	6,390,905	—	17,023,788

NET ASSETS	$60,245,122	$36,636,502	$38,301,178	$87,517,709	$8,506,663	$81,767,269

Shares issued and outstanding as of June 30, 2006	4,391,554	3,707,935	4,280,891	5,810,548	8,506,663	2,288,840
NET ASSET VALUE PER SHARE	$13.72	$9.88	$8.95	$15.06	$1.00	$35.72

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2006

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$496,988	$—	$—	$614,026	$—	$889,983
Interest	231,525	972,784	1,232,063	896,609	167,001	80,779
Less foreign tax withholding	(1,628)	—	—	(2,342)	—	—

Total Investment Income	726,885	972,784	1,232,063	1,508,293	167,001	970,762

EXPENSES

Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	138,265	53,583	85,113	195,061	9,118	83,247
Accounting fees	15,363	8,930	9,457	14,846	1,823	14,883
Custodial fees	4,408	3,500	3,133	5,087	3,654	3,498
Professional fees	7,522	4,379	4,566	10,481	865	10,153
Reports to shareholders	15	9	9	20	1	21
Trustees’ fees and expenses	2,754	1,606	1,694	3,905	341	3,730
Insurance and bonds	762	428	457	1,043	75	1,054
Miscellaneous	7,819	5,718	5,980	9,121	3,933	9,918

Total Expenses	176,908	78,153	110,409	239,564	19,810	126,504

Net Investment Income	549,977	894,631	1,121,654	1,268,729	147,191	844,258

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investment transactions	2,825,467	18,622	185,305	3,002,070	—	(18)
Change in unrealized appreciation (depreciation) of investments	(2,240,785)	(1,015,555)	(984,915)	(1,477,639)	—	1,866,014

Net Gain (Loss) on Investments	584,682	(996,933)	(799,610)	1,524,431	—	1,865,996

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,134,659	$(102,302)	$322,044	$2,793,160	$147,191	$2,710,254

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
OPERATIONS

Net investment income	$549,977	$836,213	$894,631	$1,485,114	$1,121,654	$1,920,635
Net realized gain (loss) from investment transactions	2,825,467	5,643,255	18,622	(411)	185,305	2,105
Change in unrealized appreciation (depreciation) of investments.	(2,240,785)	(2,829,929)	(1,015,555)	(636,795)	(984,915)	(850,982)

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,134,659	3,649,539	(102,302)	847,908	322,044	1,071,758

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income .	(836,213)	(665,116)	(894,631)	(1,485,114)	(1,121,654)	(1,920,635)
Net realized gain from investment transactions .	—	—	—	(43,870)	—	—

Total Dividends and Distributions.	(836,213)	(665,116)	(894,631)	(1,528,984)	(1,121,654)	(1,920,635)
CAPITAL SHARE TRANSACTIONS	(276,695)	(1,114,667)	2,687,593	5,647,061	2,033,446	7,278,727

Total Increase (Decrease) in Net Assets	21,751	1,869,756	1,690,660	4,965,985	1,233,836	6,429,850

NET ASSETS
Beginning of period .	60,223,371	58,353,615	34,945,842	29,979,857	37,067,342	30,637,492

End of period (including accumulated undistributed net investment income as set forth below)	$60,245,122	$60,223,371	$36,636,502	$34,945,842	$38,301,178	$37,067,342

Accumulated Undistributed Net Investment Income	$549,977	$836,213	$—	$—	$—	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
OPERATIONS

Net investment income	$1,268,729	$1,836,551	$147,191	$153,504	$844,258	$1,635,261
Net realized gain (loss) from investment transactions	3,002,070	4,991,158	—	—	(18)	393
Change in unrealized appreciation (depreciation) of investments	(1,477,639)	(3,285,381)	—	—	1,866,014	228,495

Net Increase (Decrease) in Net Assets Resulting from Operations	2,793,160	3,542,328	147,191	153,504	2,710,254	1,864,149

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income .	(1,836,551)	(1,297,777)	(147,191)	(153,504)	(1,635,261)	(1,621,030)

Net realized gain from investment transactions	(4,783,738)	(1,299,691)	—	—	—	—

Total Dividends and Distributions	(6,620,289)	(2,597,468)	(147,191)	(153,504)	(1,635,261)	(1,621,030)
CAPITAL SHARE TRANSACTIONS	7,976,736	7,547,535	2,219,033	(304,435)	(1,809,129)	(2,701,841)

Total Increase (Decrease) in Net Assets	4,149,607	8,492,395	2,219,033	(304,435)	(734,136)	(2,458,722)

NET ASSETS
Beginning of period	83,368,102	74,875,707	6,287,630	6,592,065	82,501,405	84,960,127

End of period (including accumulated undistributed net investment income as set forth below)	$87,517,709	$83,368,102	$8,506,663	$6,287,630	$81,767,269	$82,501,405

Accumulated Undistributed Net Investment Income	$1,268,729	$1,836,551	$—	$—	$844,258	$1,635,261

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

June 30, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (83.81%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.40%)
Jones Apparel Group, Inc.	7,500	$238,425

BUSINESS SERVICES (4.52%)
Affiliated Computer Services, Inc.-Class A (1)	11,400	588,354
CA, Inc.	12,174	250,176
Compuware Corp. (1)	16,050	107,535
Electronic Data Systems Corp.	5,745	138,225
First Data Corp.	3,520	158,541
Microsoft Corp.	37,205	866,876
Oracle Corp. (1)	12,300	178,227
Symantec Corp. (1)	28,002	435,151

		2,723,085
CHEMICALS AND ALLIED PRODUCTS (11.08%)
Abbott Laboratories	8,000	348,880
Amgen, Inc. (1)	3,700	241,351
Bristol-Myers Squibb Co.	13,550	350,403
Colgate-Palmolive Co.	3,255	194,975
Dow Chemical Co.	5,330	208,030
E.I. du Pont de Nemours & Co.	12,555	522,288
GlaxoSmithKline PLC	5,500	306,900
Johnson & Johnson	16,020	959,918
KV Pharmaceutical Co.-Class A (1)	12,700	236,982
Merck & Co., Inc.	9,764	355,703
Mylan Laboratories, Inc.	10,205	204,100
Olin Corp.	6,400	114,752
Pfizer, Inc.	43,526	1,021,555
Schering-Plough Corp.	14,980	285,069
Sensient Technologies Corp.	14,625	305,809
SurModics, Inc. (1)	3,637	131,332
Taro Pharmaceutical Industries, Ltd. (1)	6,600	70,026
Teva Pharmaceutical Industries, Ltd.	17,691	558,859
Wyeth	5,835	259,132

		6,676,064
COMMUNICATIONS (2.62%)
Alltel Corp.	5,700	363,831
Comcast Corp.-Class A (1)	12,510	409,577
Sprint Nextel Corp.	25,603	511,804
Verizon Communications, Inc.	8,800	294,712

		1,579,924
DEPOSITORY INSTITUTIONS (7.20%)
AmSouth Bancorp.	11,630	307,613
Bank of America Corp.	12,204	587,012
Bank of New York Co., Inc.	19,271	620,526
BOK Financial Corp.	3,500	173,845
Citigroup, Inc.	23,183	1,118,348

	Shares Held	Value

National City Corp.	6,830	$247,178
New York Community Bancorp., Inc.	23,156	382,306
U. S. Bancorp.	15,710	485,125
Wachovia Corp.	7,650	413,712

		4,335,665
EATING AND DRINKING PLACES (0.41%)
Wendy’s International, Inc.	4,200	244,818

ELECTRIC, GAS AND SANITARY SERVICES (2.99%)
Atmos Energy Corp.	11,267	314,462
CMS Energy Corp. (1)	28,300	366,202
Pepco Holdings, Inc.	16,200	381,996
Pinnacle West Capital Corp.	9,200	367,172
Xcel Energy, Inc.	19,405	372,188

		1,802,020
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.84%)
Adaptec, Inc. (1)	43,100	187,054
ADC Telecommunications, Inc. (1)	18,205	306,936
Cisco Systems, Inc. (1)	30,600	597,618
ECI Telecom, Ltd. (1)	10,000	80,600
Emerson Electric Co.	2,300	192,763
General Electric Co.	49,110	1,618,666
Helen of Troy, Ltd. (1)	8,966	164,974
Intel Corp.	17,500	331,625
JDS Uniphase Corp. (1)	16,400	41,492

		3,521,728
FOOD AND KINDRED PRODUCTS (3.26%)
Anheuser-Busch Cos., Inc.	8,530	388,883
Coca-Cola Co. (The)	12,570	540,761
Coca-Cola Enterprises, Inc.	17,485	356,169
ConAgra Foods, Inc.	15,000	331,650
General Mills, Inc.	4,110	212,323
Sara Lee Corp.	8,540	136,811

		1,966,597
FOOD STORES (0.71%)
Kroger Co.	19,526	426,838

FORESTRY (0.37%)
Weyerhaeuser Co.	3,540	220,365

GENERAL MERCHANDISE STORES (3.05%)
Federated Department Stores, Inc.	6,016	220,186
Fred’s, Inc.	35,165	469,453
Target Corp.	13,790	673,917
Wal-Mart Stores, Inc.	9,835	473,752

		1,837,308

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

HEALTH SERVICES (1.82%)
Health Management Associates, Inc.	12,800	$252,288
Lifepoint Hospitals, Inc. (1)	11,463	368,306
Universal Health Services, Inc.-Class B	9,420	473,449

		1,094,043
HOLDING AND OTHER INVESTMENT OFFICES (0.58%)
Highwoods Properties, Inc.	9,750	352,755

INDUSTRIAL MACHINERY AND EQUIPMENT (4.95%)
3M Co.	8,960	723,699
Deere & Co.	3,990	333,125
EMC Corp. (1)	53,600	587,992
Hewlett-Packard Co.	6,000	190,080
Ingersoll-Rand Co., Ltd.-Class A	19,900	851,322
Solectron Corp. (1)	22,500	76,950
Stanley Works (The)	4,600	217,212

		2,980,380
INSTRUMENTS AND RELATED PRODUCTS (5.47%)
Agilent Technologies, Inc. (1)	7,000	220,920
Becton Dickinson & Co.	13,226	808,505
Biomet, Inc.	4,220	132,044
Boston Scientific Corp. (1)	4,770	80,327
Fisher Scientific International, Inc. (1)	8,176	597,257
Medtronic, Inc.	14,040	658,757
Perkinelmer, Inc.	11,900	248,710
Stryker Corp.	7,030	296,033
Zimmer Holdings, Inc. (1)	4,480	254,106

		3,296,659
INSURANCE CARRIERS (3.60%)
Allstate Corp.	8,095	443,039
American International Group, Inc.	9,740	575,147
MBIA, Inc.	4,690	274,599
MetLife, Inc.	7,595	388,940
Safeco Corp.	3,223	181,616
WellPoint, Inc. (1)	4,222	307,235

		2,170,576
METAL MINING (1.77%)
Barrick Gold Corp.	36,046	1,066,962

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.39%)
Hasbro, Inc.	12,900	233,619

MOTION PICTURES (1.39%)
News Corp.-Class A	17,040	326,827
Time Warner, Inc.	29,390	508,447

		835,274
NONDEPOSITORY INSTITUTIONS (0.46%)
Federal Home Loan Mortgage Corp.	4,900	279,349

	Shares Held	Value

OIL AND GAS EXTRACTION (3.64%)
Apache Corp.	5,200	$354,900
BJ Services Co.	11,500	428,490
Noble Corp.	4,300	320,006
Occidental Petroleum Co.	4,750	487,113
Rowan Cos., Inc.	16,900	601,471

		2,191,980
PAPER AND ALLIED PRODUCTS (2.36%)
Abitibi Consolidated, Inc.	92,600	253,724
Bemis Co., Inc.	10,865	332,686
Kimberly-Clark Corp.	10,720	661,424
Sonoco Products Co.	5,500	174,075

		1,421,909
PETROLEUM AND COAL PRODUCTS (5.45%)
BP PLC	6,000	417,660
Chevron Corp.	14,100	875,046
ConocoPhillips	30,357	1,989,294

		3,282,000
PRIMARY METAL INDUSTRIES (0.76%)
Northwest Pipe Co. (1)	18,215	460,840

PRINTING AND PUBLISHING (1.11%)
Belo Corp.-Series A	14,835	231,426
R.R. Donnelley & Sons Co.	8,110	259,114
Tribune Co.	5,450	176,744

		667,284
RAILROAD TRANSPORTATION (0.33%)
Union Pacific Corp.	2,155	200,329

TOBACCO PRODUCTS (1.03%)
Altria Group, Inc.	8,460	621,218

TRANSPORTATION EQUIPMENT (2.59%)
Federal Signal Corp.	13,300	201,362
Honeywell International, Inc.	23,500	947,050
ITT Industries, Inc.	8,370	414,315

		1,562,727
WHOLESALE TRADE — NONDURABLE GOODS (1.90%)
Dean Foods Co. (1)	7,701	286,400
Safeway, Inc.	18,720	486,720
SYSCO Corp.	12,130	370,693

		1,143,813
MISCELLANEOUS EQUITIES (1.76%)
H & Q Life Sciences Investors	28,183	434,300
NASDAQ-100 Trust	16,100	624,036

		1,058,336

Total Common Stocks (Cost $47,739,395)		50,492,890

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

SHORT-TERM INVESTMENTS (13.50%)
MONEY MARKET MUTUAL FUND (0.07%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $43,265)	43,265	$43,265

	Principal Amount
COMMERCIAL PAPER (3.24%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 5.26%, due 07/13/06	$350,000	350,000
American General Finance Corp., 5.20%, due 07/13/06	750,000	750,000
HSBC Finance Corp., 5.24%, due 07/14/06	850,000	850,000

Total Commercial Paper (Cost $1,950,000)		1,950,000

UNITED STATES GOVERNMENT AGENCIES (10.19%)
Federal Home Loan Bank, due 07/10/06	2,000,000	1,997,495
Federal Home Loan Bank, due 07/21/06	900,000	897,439
Federal Home Loan Bank, due 07/26/06	1,000,000	996,437
Federal Home Loan Mortgage Corp., due 07/05/06	1,400,000	1,399,222
Federal National Mortgage Assoc., due 07/17/06	850,000	848,063

Total United States Government Agencies (Cost $6,138,656)		6,138,656

Total Short-Term Investments (Cost $8,131,921)		8,131,921

Total Investments (97.31%) (Cost $55,871,316)		58,624,811

	Principal Amount	Value

OTHER ASSETS LESS LIABILITIES (2.69%)
Cash, receivables, prepaid expense and other assets, less liabilities		$1,620,311

Total Net Assets (100.00%)		$60,245,122

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

June 30, 2006

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (0.54%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)	4,000	$198,250

	Principal Amount
CORPORATE BONDS (29.76%)
DEPOSITORY INSTITUTIONS (5.24%)
Huntington National Bank, 5.50%, due 02/15/16	$700,000	669,263
Provident Capital Trust I, 8.60%, due 12/01/26	500,000	526,990
Washington Mutual Bank, 5.65%, due 08/15/14	750,000	722,618

		1,918,871
ELECTRIC, GAS AND SANITARY SERVICES (6.63%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	700,000	757,414
Oglethorpe Power Corp., 6.974%, due 06/30/11	866,000	882,229
PacifiCorp, 6.90%, due 11/15/11	750,000	787,868

		2,427,511
FOOD STORES (1.71%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000	625,500

FOOD AND KINDRED PRODUCTS (2.60%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000	952,000

HOLDING AND OTHER INVESTMENT OFFICES (1.76%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000	289,000
Washington REIT, 6.898%, due 02/25/18	350,000	355,698

		644,698
INSURANCE CARRIERS (2.26%)
SunAmerica, Inc., 8.125%, due 04/28/23	700,000	828,219

SECURITY AND COMMODITY BROKERS (5.46%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	900,000	842,895
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000	1,158,560

		2,001,455

	Principal Amount	Value

TOBACCO PRODUCTS (2.11%)
UST, Inc., 7.25%, due 06/01/09	$750,000	$774,390

TRANSPORTATION — BY AIR (1.66%)
Continental Airlines, Inc., 6.545%, due 08/02/20	401,442	401,422
Federal Express, 7.50%, due 01/15/18	193,763	207,907

		609,329
TRANSPORTATION EQUIPMENT (0.33%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	119,250

Total Corporate Bonds (Cost $11,030,123)		10,901,223

MORTGAGE-BACKED SECURITIES (35.10%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.36%)
Pool # 3023, 5.50%, due 08/01/35	1,826,200	1,771,797
Pool # 3051, 5.50%, due 10/01/25	1,000,000	925,870

		2,697,667
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.58%)
Pool # 50276, 9.50%, due 02/01/20	1,001	1,098
Pool # 256103, 5.50%, due 02/01/26	973,165	944,471

		945,569
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (25.16%)
Pool # 1512, 7.50%, due 12/01/23	24,501	25,457
Pool # 2631, 7.00%, due 08/01/28	27,491	28,183
Pool # 2658, 6.50%, due 10/01/28	50,973	51,586
Pool # 2701, 6.50%, due 01/01/29	61,502	62,229
Pool # 2796, 7.00%, due 08/01/29	50,118	51,391
Pool # 3039, 6.50%, due 02/01/31	20,149	20,359
Pool # 3040, 7.00%, due 02/01/31	34,307	35,171
Pool # 3188, 6.50%, due 02/01/32	120,556	121,749
Pool # 3239, 6.50%, due 05/01/32	111,228	112,329
Pool # 3261, 6.50%, due 07/01/32	217,623	219,776
Pool # 3320, 5.50%, due 12/01/32	847,286	819,349
Pool # 3333, 5.50%, due 01/01/33	697,736	674,537
Pool # 3375, 5.50%, due 04/01/33	105,975	102,451
Pool # 3390, 5.50%, due 05/01/33	471,451	455,776
Pool # 3403, 5.50%, due 06/01/33	796,958	770,460
Pool # 3458, 5.00%, due 10/01/33	664,176	625,486
Pool # 3499, 5.00%, due 01/01/34	1,032,607	972,643
Pool # 3556, 5.50%, due 05/01/34	1,078,365	1,042,109
Pool # 3623, 5.00%, due 10/01/34	1,656,110	1,559,938
Pool # 22630, 6.50%, due 08/01/28	28,237	28,576

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (25.16%) — continued
Pool # 276337, 10.00%, due 08/01/19	$5,921	$6,483
Pool # 643816, 6.00%, due 07/01/25	1,435,887	1,430,380

		9,216,418

Total Mortgage-Backed Securities (Cost $13,325,884)		12,859,654

UNITED STATES GOVERNMENT AGENCIES (16.57%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	971,041
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	938,070
Federal National Mortgage Assoc., 6.00%, due 08/22/13	1,000,000	992,087
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	974,411
Federal National Mortgage Assoc., 6.00%, due 11/09/15	300,000	294,774
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000	953,472
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,000,000	946,789

Total United States Government Agencies (Cost $6,259,414)		6,070,644

SHORT-TERM INVESTMENTS (17.36%)
COMMERCIAL PAPER (3.96%)
INSURANCE CARRIERS (0.75%)
Prudential Funding LLC, 5.00%, due 07/03/06	275,000	275,000

NONDEPOSITORY INSTITUTIONS (3.21%)
American Express Credit Corp., 5.00%, due 07/03/06	925,000	925,000
HSBC Finance Corp., 5.26%, due 07/10/06	250,000	250,000

		1,175,000

Total Commercial Paper (Cost $1,450,000)		1,450,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (13.28%)
Federal Home Loan Bank, due 07/14/06	$1,000,000	$998,154
Federal National Mortgage Assoc., due 07/06/06	1,325,000	1,324,085
Federal National Mortgage Assoc., due 07/10/06	350,000	349,556
Federal National Mortgage Assoc., due 07/12/06	1,000,000	998,441
Federal National Mortgage Assoc., due 07/24/06	1,200,000	1,196,078

Total United States Government Agencies (Cost $4,866,314)		4,866,314

	Shares Held
MONEY MARKET MUTUAL FUND (0.12%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $43,184)	43,184	43,184

Total Short-Term Investments (Cost $6,359,498)		6,359,498

Total Investments (99.33%) (Cost $37,174,919)		36,389,269

OTHER ASSETS LESS LIABILITIES (0.67%)
Cash, receivables, prepaid expense and other assets, less liabilities		247,233

Total Net Assets (100.00%)		$36,636,502

(1)	Each unit was purchased at 104.481 on 04/20/01. As of 06/30/06, the carrying value of each unit was 108.202, representing $757,414 or 2.07% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

June 30, 2006

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (3.07%)
DEPOSITORY INSTITUTIONS (2.16%)
Sovereign Capital Trust V, 7.75%	32,000	$827,200

HOLDING AND OTHER INVESTMENT OFFICES (0.91%)
New Plan Excel Realty Trust- Series D, 7.80%	7,000	346,937

Total Preferred Stocks (Cost $1,150,000)		1,174,137

	Principal Amount
CORPORATE BONDS (66.84%)
APPAREL AND ACCESSORY STORES (3.69%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,414,000

CHEMICALS AND ALLIED PRODUCTS (8.71%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000	1,649,000
Lyondell Chemical Co., 9.625%, due 05/01/07	900,000	920,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	768,000

		3,337,250
COMMUNICATIONS (1.31%)
Telephone & Data Systems, Inc., 7.00%, due 08/01/06	500,000	500,445

DEPOSITORY INSTITUTIONS (1.38%)
Provident Capital Trust I, 8.60%, due 12/01/26	500,000	526,990

ELECTRIC, GAS AND SANITARY SERVICES (5.60%)
ESI Tractebel, 7.99%, due 12/30/11	274,000	283,572
Indianapolis Power & Light Co., 7.05%, due 02/01/24	750,000	767,505
Semco Energy, Inc., 7.125%, due 05/15/08	900,000	897,750
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	190,749	195,289

		2,144,116
HOLDING AND OTHER INVESTMENT OFFICES (20.03%)
Bradley Operating LP, 7.20%, due 01/15/08	450,000	457,348
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	619,262

	Principal Amount	Value

First Industrial LP, 7.60%, due 07/15/28	$700,000	$728,987
First Industrial LP, 7.75%, due 04/15/32	500,000	530,635
HRPT Properties, 6.25%, due 08/15/16	1,075,000	1,057,596
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,329,588
iStar Financial, Inc., 7.00%, due 03/15/08	300,000	306,822
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	1,128,727
Price Development Co., 7.29%, due 03/11/08	225,000	225,515
Spieker Properties LP, 7.35%, due 12/01/17	1,200,000	1,286,940

		7,671,420
INSURANCE CARRIERS (4.25%)
Markel Capital Trust, 8.71%, due 01/01/46	1,000,000	1,049,770
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	579,550

		1,629,320
MOTION PICTURES (2.31%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000	885,840

PAPER AND ALLIED PRODUCTS (7.49%)
Bowater, Inc., 9.375%, due 12/15/21	900,000	884,250
Cascades, Inc., 7.25%, due 02/15/13	1,000,000	930,000
Potlatch Corp., 13.00%, due 12/01/09	900,000	1,056,375

		2,870,625
TRANSPORTATION — BY AIR (3.12%)
Continental Airlines, Inc., 7.461%, due 10/01/16	1,221,062	1,193,100

WATER TRANSPORTATION (5.71%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,182,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	1,000,000	1,005,480

		2,187,980
WHOLESALE TRADE — NONDURABLE GOODS (3.24%)
Safeway, Inc., 7.45%, due 09/15/27	1,200,000	1,241,220

Total Corporate Bonds (Cost $25,754,795)		25,602,306

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (8.35%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.89%)
Pool # 3023, 5.50%, due 08/01/35	$1,369,650	$1,328,848
Pool # 3051, 5.50%, due 10/01/25	1,000,000	925,870

		2,254,718

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.46%)
Pool # 256103, 5.50%, due 02/01/26	973,165	944,470

Total Mortgage-Backed Securities (Cost $3,314,844)		3,199,188

UNITED STATES GOVERNMENT AGENCIES (9.47%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	971,041
Federal National Mortgage Assoc., 6.00%, due 08/22/13	1,000,000	992,087
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	974,411
Federal National Mortgage Assoc., 6.00%, due 11/09/15	700,000	687,806

Total United States Government Agencies (Cost $3,700,000)		3,625,345

SHORT-TERM INVESTMENTS (10.72%)
COMMERCIAL PAPER (0.65%)
NONDEPOSITORY INSTITUTIONS
HSBC Finance Corp., 5.26%, due 07/14/06 (Cost $250,000)	250,000	250,000

UNITED STATES GOVERNMENT AGENCIES (9.97%)
Federal Home Loan Bank, due 07/05/06	225,000	224,874
Federal Home Loan Bank, due 07/14/06	1,250,000	1,247,692
Federal Home Loan Bank, due 07/19/06	1,000,000	997,450
Federal Home Loan Mortgage Corp., due 07/11/06	1,350,000	1,348,078

Total United States Government Agencies (Cost $3,818,094)		3,818,094

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.10%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $39,745)	39,745	$39,745

Total Short-Term Investments (Cost $4,107,839)		4,107,839

Total Investments (98.45%) (Cost $38,027,478)		37,708,815

OTHER ASSETS LESS LIABILITIES (1.55%)
Cash, receivables, prepaid expense and other assets, less liabilities		592,363

Total Net Assets (100.00%)		$38,301,178

(1)	Each unit was purchased at 80.500 on 08/26/99. As of 06/30/06, the carrying value of each unit was 100.548, representing $1,005,480 or 2.63% of net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

June 30, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (58.30%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.35%)
Jones Apparel Group, Inc.	9,600	$305,184

BUSINESS SERVICES (0.72%)
Affiliated Computer Services, Inc. (1)	3,800	196,118
Electronic Data Systems Corp.	7,500	180,450
Microsoft Corp.	10,800	251,640

		628,208
CHEMICALS AND ALLIED PRODUCTS (9.12%)
Abbott Laboratories	19,800	863,478
Bristol-Myers Squibb Co.	18,705	483,711
Colgate-Palmolive Co.	4,230	253,377
Dow Chemical Co.	7,680	299,750
E.I. du Pont de Nemours & Co.	16,475	685,360
GlaxoSmithKline PLC	4,700	262,260
Johnson & Johnson	22,622	1,355,510
KV Pharmaceutical Co.- Class A (1)	12,600	235,116
Merck & Co., Inc.	15,158	552,206
Mylan Laboratories, Inc.	11,890	237,800
Olin Corp.	17,100	306,603
Pfizer, Inc.	57,854	1,357,833
Schering-Plough Corp.	15,700	298,771
Sensient Technologies Corp.	20,370	425,937
Taro Pharmaceutical Industries, Ltd. (1)	6,030	63,978
Teva Pharmaceutical Industries, Ltd.	9,399	296,914

		7,978,604
COMMUNICATIONS (1.29%)
Comcast Corp.-Class A (1)	9,060	296,624
Sprint Nextel Corp.	21,801	435,802
Verizon Communications, Inc.	11,800	395,182

		1,127,608
DEPOSITORY INSTITUTIONS (5.65%)
AmSouth Bancorp.	17,525	463,536
Bank of America Corp.	14,072	676,863
Bank of New York Co., Inc.	11,229	361,574
BOK Financial Corp.	4,600	228,482
Citigroup, Inc.	19,822	956,213
National City Corp.	8,695	314,672
New York Community Bancorp., Inc.	44,834	740,209
U. S. Bancorp.	24,470	755,634
Wachovia Corp.	8,328	450,378

		4,947,561
ELECTRIC, GAS AND SANITARY SERVICES (4.91%)
Atmos Energy Corp.	38,252	1,067,613
Pepco Holdings, Inc.	40,600	957,348
Pinnacle West Capital Corp.	24,200	965,822

	Shares Held	Value

Tortoise Energy Capital Corp.	38,693	$833,834
Xcel Energy, Inc.	24,690	473,554

		4,298,171
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.73%)
Cisco Systems, Inc. (1)	20,100	392,553
Emerson Electric Co.	800	67,048
General Electric Co.	71,480	2,355,981
Helen of Troy, Ltd. (1)	12,334	226,946
Intel Corp.	11,900	225,505

		3,268,033
FOOD AND KINDRED PRODUCTS (1.82%)
Anheuser-Busch Cos., Inc.	11,995	546,852
Coca-Cola Co. (The)	10,380	446,548
ConAgra Foods, Inc.	20,704	457,765
Sara Lee Corp.	8,800	140,976

		1,592,141
FOOD STORES (0.63%)
Kroger Co.	25,186	550,566

FORESTRY (0.36%)
Weyerhaeuser Co.	5,125	319,031

GENERAL MERCHANDISE STORES (1.48%)
Federated Department Stores, Inc.	7,662	280,429
Fred’s, Inc.	27,440	366,324
Wal-Mart Stores, Inc.	13,390	644,996

		1,291,749
HEALTH SERVICES (1.07%)
Health Management Associates, Inc.	17,400	342,954
Lifepoint Hospitals, Inc. (1)	8,429	270,824
Universal Health Services, Inc.-Class B	6,350	319,151

		932,929
HOLDING AND OTHER INVESTMENT OFFICES (0.54%)
Highwoods Properties, Inc.	12,960	468,893

INDUSTRIAL MACHINERY AND EQUIPMENT (2.98%)
3M Co.	11,405	921,182
Hewlett-Packard Co.	6,900	218,592
Ingersoll-Rand Co., Ltd.- Class A	20,444	874,594
Stanley Works (The)	12,500	590,250

		2,604,618
INSTRUMENTS AND RELATED PRODUCTS (2.37%)
Becton Dickinson & Co.	13,835	845,734
Biomet, Inc.	5,840	182,734
Fisher Scientific International, Inc. (1)	3,920	286,356
Stryker Corp.	9,790	412,257
Zimmer Holdings, Inc. (1)	6,200	351,664

		2,078,745

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

INSURANCE CARRIERS (2.60%)
Allstate Corp.	10,395	$568,918
American International Group, Inc.	6,170	364,339
MBIA, Inc.	3,211	188,004
MetLife, Inc.	9,755	499,554
Safeco Corp.	4,693	264,451
WellPoint, Inc. (1)	5,328	387,719

		2,272,985
METAL MINING (2.66%)
Barrick Gold Corp.	78,716	2,329,994

OIL AND GAS EXTRACTION (2.50%)
Apache Corp.	6,700	457,275
Occidental Petroleum Co.	11,125	1,140,869
Rowan Cos., Inc.	16,700	594,353

		2,192,497
PAPER AND ALLIED PRODUCTS (2.62%)
Abitibi Consolidated, Inc.	133,500	365,790
Bemis Co., Inc.	21,670	663,535
Kimberly-Clark Corp.	15,015	926,426
Sonoco Products Co.	10,600	335,490

		2,291,241
PETROLEUM AND COAL PRODUCTS (3.47%)
BP PLC	8,100	563,841
ConocoPhillips	37,770	2,475,068

		3,038,909
PIPELINES, EXCEPT NATURAL GAS (1.16%)
Kinder Morgan Management LLC (1)	23,600	1,015,272

PRIMARY METAL INDUSTRIES (0.05%)
Wolverine Tube, Inc. (1)	11,400	41,838

PRINTING AND PUBLISHING (0.98%)
Belo Corp.-Series A	17,370	270,972
R.R. Donnelley & Sons Co.	10,925	349,054
Tribune Co.	7,375	239,171

		859,197
RAILROAD TRANSPORTATION (0.29%)
Union Pacific Corp.	2,710	251,922

TOBACCO PRODUCTS (0.67%)
Altria Group, Inc.	8,045	590,744

TRANSPORTATION EQUIPMENT (2.47%)
Federal Signal Corp.	36,400	551,096
Honeywell International, Inc.	27,400	1,104,220
ITT Industries, Inc.	10,190	504,405

		2,159,721

	Shares Held	Value

WHOLESALE TRADE — NONDURABLE GOODS (1.81%)
Dean Foods Co. (1)	10,579	$393,433
Safeway, Inc.	25,755	669,630
SYSCO Corp.	17,085	522,118

		1,585,181

Total Common Stocks (Cost $43,917,014)		51,021,542

	Principal Amount
MORTGAGE-BACKED SECURITIES (2.92%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$75,177	77,087
Pool # 3040, 7.00%, due 02/01/31	42,884	43,963
Pool # 3188, 6.50%, due 02/01/32	120,557	121,749
Pool # 3239, 6.50%, due 05/01/32	186,283	188,126
Pool # 3333, 5.50%, due 01/01/33	305,259	295,110
Pool # 3403, 5.50%, due 06/01/33	251,229	242,876
Pool # 3442, 5.00%, due 09/01/33	996,082	938,058
Pool # 3459, 5.50%, due 10/01/33	671,074	648,761

Total Mortgage-Backed Securities (Cost $2,636,026)		2,555,730

UNITED STATES GOVERNMENT AGENCIES (26.02%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	975,000	958,015
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	673,456
Government National Mortgage Assoc., 5.50%, due 05/01/24	2,000,000	1,914,826
Government National Mortgage Assoc., 5.00%, due 05/01/29	1,000,000	921,524
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	576,830
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,487,416
Government National Mortgage Assoc., 5.00%, due 04/01/31	1,500,000	1,434,782
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,245,871
Government National Mortgage Assoc., 5.50%, due 02/01/32	1,300,000	1,246,457
Government National Mortgage Assoc., 5.00%, due 07/01/32	500,000	462,136
Government National Mortgage Assoc., 5.50%, due 07/01/32	2,250,000	2,130,275
Government National Mortgage Assoc., 5.50%, due 11/01/32	2,000,000	1,931,644
Government National Mortgage Assoc., 5.50%, due 02/01/33	2,500,000	2,336,085

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (26.02%) — continued
Government National Mortgage Assoc., 5.00%, due 05/01/33	$780,000	$718,387
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,603,110
Government National Mortgage Assoc., 3.47%, due 04/01/34	476,106	453,357
Government National Mortgage Assoc., 4.00%, due 10/01/34	841,717	802,888
Government National Mortgage Assoc., 5.50%, due 12/01/34	2,000,000	1,872,592

Total United States Government Agencies (Cost $23,402,978)		22,769,651

SHORT-TERM INVESTMENTS (11.11%)
COMMERCIAL PAPER (3.77%)
DEPOSITORY INSTITUTIONS (1.60%)
Citigroup CP, 5.05%, due 07/07/06	1,400,000	1,400,000

NONDEPOSITORY INSTITUTIONS (1.03%)
General Electric Capital Corp., 5.23%, due 07/12/06	300,000	300,000
HSBC Finance Corp., 5.26%, due 07/18/06	600,000	600,000

		900,000
PETROLEUM AND COAL PRODUCTS (1.14%)
Chevron Corp., 5.25%, due 07/21/06	1,000,000	1,000,000

Total Commercial Paper (Cost $3,300,000)		3,300,000

UNITED STATES GOVERNMENT AGENCIES (7.33%)
Federal Home Loan Bank, due 07/07/06	1,400,000	1,398,839
Federal Home Loan Bank, due 07/12/06	725,000	723,881
Federal Home Loan Bank, due 07/19/06	1,700,000	1,695,625
Federal Home Loan Mortgage Corp., due 07/25/06	1,000,000	996,578
Federal National Mortgage Assoc., due 07/03/06	1,200,000	1,199,672
Federal National Mortgage Assoc., due 07/18/06	400,000	399,032

Total United States Government Agencies (Cost $6,413,627)		6,413,627

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.01%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $9,289)	9,289	$9,289

Total Short-Term Investments (Cost $9,722,916)		9,722,916

Total Investments (98.35%) (Cost $79,678,934)		86,069,839

OTHER ASSETS LESS LIABILITIES (1.65%)
Cash, receivables, prepaid expense and other assets, less liabilities		1,447,870

Total Net Assets (100.00%)		$87,517,709

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

June 30, 2006

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (101.05%)
COMMERCIAL PAPER (23.22%)
FOOD AND KINDRED PRODUCTS (2.94%)
Coca-Cola Enterprises, Inc., due 07/06/06	5.121%	$250,000	$249,822

INSURANCE CARRIERS (3.53%)
Prudential Funding LLC, 5.06%, due 08/14/06	5.059	300,000	300,000

NONDEPOSITORY INSTITUTIONS (13.52%)
American Express Credit Corp., 5.21%, due 09/18/06	5.208	300,000	300,000
American General Finance Corp., 5.21%, due 07/07/06	5.208	300,000	300,000
General Electric Capital Corp., 5.10%, due 08/18/06	5.103	300,000	300,000
HSBC Finance Corp., 5.34%, due 09/14/06	5.340	250,000	250,000

			1,150,000

PETROLEUM AND COAL PRODUCTS (3.23%)
Chevron Corp., 5.05%, due 08/28/06	5.053	275,000	275,000

Total Commercial Paper (Cost $1,974,822)			1,974,822

UNITED STATES GOVERNMENT AGENCIES (74.92%)
Federal Farm Credit Bank, due 07/12/06	5.069	250,000	249,619
Federal Farm Credit Bank, due 07/14/06	5.121	250,000	249,545
Federal Farm Credit Bank, due 07/27/06	5.243	250,000	249,070
Federal Home Loan Bank, due 07/03/06	5.049	525,000	524,855
Federal Home Loan Bank, due 07/05/06	5.053	225,000	224,875
Federal Home Loan Bank, due 07/10/06	5.180	275,000	274,649
Federal Home Loan Bank, due 07/13/06	5.182	300,000	299,490
Federal Home Loan Bank, due 07/21/06	4.976	250,000	249,320
Federal Home Loan Bank, due 09/01/06	5.103	225,000	223,066
Federal Home Loan Mortgage Corp., due 07/11/06	4.975	250,000	249,660
Federal Home Loan Mortgage Corp., due 07/18/06	4.991	300,000	299,304
Federal Home Loan Mortgage Corp., due 07/25/06	4.972	350,000	348,860
Federal Home Loan Mortgage Corp., due 08/01/06	4.998	250,000	248,943
Federal Home Loan Mortgage Corp., due 08/25/06	5.326	249,000	247,018
Federal Home Loan Mortgage Corp., due 09/05/06	5.290	300,000	297,158
Federal Home Loan Mortgage Corp., due 09/12/06	5.295	300,000	296,856
Federal Home Loan Mortgage Corp., due 09/26/06	5.371	250,000	246,840
Federal National Mortgage Assoc., due 07/19/06	5.172	500,000	498,728
Federal National Mortgage Assoc., due 07/24/06	5.220	250,000	249,180
Federal National Mortgage Assoc., due 07/26/06	4.988	350,000	348,808
Federal National Mortgage Assoc., due 07/31/06	5.044	250,000	248,968
Federal National Mortgage Assoc., due 08/16/06	5.113	250,000	248,399

Total United States Government Agencies (Cost $6,373,211)			6,373,211

UNITED STATES TREASURY OBLIGATION (2.91%)
U.S. Treasury Bill, due 08/31/06 (Cost $248,006)	4.812	250,000	248,006

Total Short-Term Investments (Cost $8,596,039)			8,596,039

OTHER ASSETS LESS LIABILITIES (–1.05%)
Cash, receivables, prepaid expense and other assets, less liabilities			(89,376)

Total Net Assets (100.00%)			$8,506,663

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

June 30, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (97.19%)
BUSINESS SERVICES (3.70%)
Microsoft Corp.	93,758	$2,184,561
Oracle Corp. (1)	58,314	844,970

		3,029,531
CHEMICALS AND ALLIED PRODUCTS (15.06%)
Abbott Laboratories	25,260	1,101,589
Amgen, Inc. (1)	18,200	1,187,186
Bristol-Myers Squibb Co.	36,063	932,589
Dow Chemical Co.	10,720	418,402
E.I. du Pont de Nemours & Co.	16,081	668,970
Eli Lilly & Co.	18,022	996,076
Johnson & Johnson	43,580	2,611,314
Merck & Co., Inc.	28,928	1,053,847
Pfizer, Inc.	45,282	1,062,768
Procter & Gamble Co.	41,042	2,281,935

		12,314,676
COMMUNICATIONS (4.59%)
AT&T, Inc.	35,565	991,908
CBS Corp.-Class B	12,334	333,635
Comcast Corp.-Class A (1)	22,486	736,192
Verizon Communications	37,307	1,249,411
Viacom, Inc.-Class B (1)	12,334	442,050

		3,753,196
DEPOSITORY INSTITUTIONS (11.43%)
Bank of America Corp.	46,596	2,241,268
Citigroup, Inc.	49,326	2,379,486
J. P. Morgan Chase & Co.	47,270	1,985,340
Wachovia Corp.	25,980	1,404,998
Wells Fargo Co.	19,900	1,334,892

		9,345,984
EATING AND DRINKING PLACES (2.13%)
McDonald’s Corp.	51,752	1,738,867

ELECTRIC, GAS AND SANITARY SERVICES (3.62%)
Dominion Resources, Inc.	11,600	867,564
Exelon Corp.	24,600	1,398,018
Southern Co.	21,650	693,883

		2,959,465
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.74%)
Cisco Systems, Inc. (1)	62,268	1,216,094
General Electric Co.	73,576	2,425,065
Intel Corp.	58,206	1,103,004
Motorola, Inc.	37,949	764,672
Texas Instruments, Inc.	27,001	817,860

		6,326,695

	Shares Held	Value

FOOD AND KINDRED PRODUCTS (3.17%)
Anheuser Busch Cos., Inc.	11,432	$521,185
Coca-Cola Co. (The)	26,389	1,135,255
PepsiCo, Inc.	15,518	931,701

		2,588,141
FORESTRY (0.49%)
Weyerhaeuser Co.	6,400	398,400

GENERAL MERCHANDISE STORES (2.51%)
Wal-Mart Stores, Inc.	42,623	2,053,150

INDUSTRIAL MACHINERY AND EQUIPMENT (9.28%)
3M Co.	17,808	1,438,352
Applied Materials, Inc.	24,000	390,720
Caterpillar, Inc.	28,614	2,131,171
Dell, Inc. (1)	31,210	761,836
EMC Corp. (1)	38,068	417,606
Hewlett-Packard Co.	41,279	1,307,719
International Business Machines Corp.	14,821	1,138,549

		7,585,953
INSURANCE CARRIERS (2.74%)
American International Group, Inc.	37,964	2,241,774

LUMBER AND WOOD PRODUCTS (1.13%)
Home Depot, Inc.	25,913	927,426

MOTION PICTURES (2.42%)
Disney (Walt) Co.	36,832	1,104,960
Time Warner, Inc.	50,502	873,685

		1,978,645
NONDEPOSITORY INSTITUTIONS (4.28%)
American Express Co.	52,797	2,809,856
Federal National Mortgage Assoc.	14,400	692,640

		3,502,496
PETROLEUM AND COAL PRODUCTS (8.23%)
Chevron Corp.	39,400	2,445,164
Exxon Mobil Corp.	69,771	4,280,451

		6,725,615
PRIMARY METAL INDUSTRIES (1.22%)
Alcoa, Inc.	30,898	999,859

SECURITY AND COMMODITY BROKERS (0.58%)
Ameriprise Financial, Inc.	10,559	471,670

TOBACCO PRODUCTS (3.50%)
Altria Group, Inc.	38,965	2,861,200

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

TRANSPORTATION EQUIPMENT (9.37%)
Boeing Co. (The)	32,082	$2,627,837
General Motors Corp.	16,700	497,493
Honeywell International, Inc.	38,024	1,532,367
United Technologies Corp.	47,402	3,006,235

		7,663,932

Total Common Stocks (Cost $62,442,887)		79,466,675

SHORT-TERM INVESTMENTS (2.77%)
MONEY MARKET MUTUAL FUND (0.02%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $18,079)	18,079	18,079

	Principal Amount
COMMERCIAL PAPER (1.04%)
NONDEPOSITORY INSTITUTIONS (0.73%)
American General Finance Corp., 5.18%, due 07/13/06	$200,000	200,000
General Electric Capital Corp., 5.25%, due 07/17/06	200,000	200,000
HSBC Finance Corp., 5.18%, due 07/03/06	200,000	200,000

		600,000
PETROLEUM AND COAL PRODUCTS (0.31%)
Chevron Corp., 5.07%, due 07/07/06	250,000	250,000

Total Commercial Paper (Cost $850,000)		850,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (1.71%)
Federal Home Loan Bank, due 07/19/06	$200,000	$199,485
Federal Home Loan Bank, due 07/21/06	200,000	199,431
Federal Home Loan Mortgage Corp., due 07/05/06	350,000	349,806
Federal Home Loan Mortgage Corp., due 08/01/06	200,000	199,116
Federal National Mortgage Assoc., due 07/10/06	250,000	249,684
Federal National Mortgage Assoc., due 07/24/06	200,000	199,345

Total United States Government Agencies (Cost $1,396,867)		1,396,867

Total Short-Term Investments (Cost $2,264,946)		2,264,946

Total Investments (99.96%) (Cost $64,707,833)		81,731,621

OTHER ASSETS LESS LIABILITIES (0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		35,648

Total Net Assets (100.00%)		$81,767,269

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for certain basis adjustments resulting from a taxable spin-off and taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

As of June 30, 2006, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	Strategic Yield	Blue Chip
2010	$1,503,000	$1,786,000
2011	571,000	4,672,000
2012	—	556,000
2013	—	60,000

	$2,074,000	$7,074,000

For the six month period ended June 30, 2006, the Value Growth Portfolio utilized approximately $977,000 or all of its previous capital loss carryforwards and the Strategic Yield Portfolio utilized approximately $186,000 of capital loss carryforwards.

As of June 30, 2006, the components of accumulated earnings and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Managed
Undistributed ordinary income	$549,977	$1,268,729
Accumulated capital gains (losses)	1,576,161	2,681,462
Net unrealized appreciation of investments	3,217,208	6,862,589

Total accumulated earnings	$5,343,346	$10,812,780

Differences between book and tax amounts are primarily attributable to taxable spin-offs, mergers and corporate inversions.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. There are no fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the six month period ended June 30, 2006, EquiTrust Investment further agreed to reimburse any Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the six month period ended June 30, 2006, no expense reimbursements were made to the Fund by EquiTrust Investment.

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2006, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

Portfolio	Shares
Value Growth	4,299,599
High Grade Bond	3,423,257
Strategic Yield	3,770,439
Managed	5,552,452
Money Market	6,445,584
Blue Chip	2,229,114

4.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Month period ended June 30, 2006:
Value Growth	122,079	$1,696,557	60,639	$836,213	202,352	$2,809,465	(19,634)	$(276,695)
High Grade Bond	337,120	3,378,215	89,507	894,631	158,355	1,585,253	268,272	2,687,593
Strategic Yield	423,431	3,841,714	123,974	1,121,654	323,338	2,929,922	224,067	2,033,446
Managed	322,945	4,881,308	445,511	6,620,289	233,554	3,524,861	534,902	7,976,736
Money Market	22,093,620	22,093,620	121,690	121,690	19,996,277	19,996,277	2,219,033	2,219,033
Blue Chip	47,949	1,709,643	46,259	1,635,261	144,206	5,154,033	(49,998)	(1,809,129)

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Capital Share Transactions (continued)

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended December 31, 2005:
Value Growth	221,957	$2,908,508	53,423	$665,116	358,299	$4,688,291	(82,919)	$(1,114,667)
High Grade Bond	664,378	6,808,079	149,086	1,528,984	262,031	2,690,002	551,433	5,647,061
Strategic Yield	833,599	7,731,637	206,966	1,920,635	254,892	2,373,545	785,673	7,278,727
Managed	655,902	10,084,258	175,742	2,597,468	334,379	5,134,191	497,265	7,547,535
Money Market	36,520,136	36,520,136	122,167	122,167	36,946,738	36,946,738	(304,435)	(304,435)
Blue Chip	116,352	4,011,812	48,130	1,621,030	241,530	8,334,683	(77,048)	(2,701,841)

5.	Investment Transactions

For the six month period ended June 30, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$9,166,837	$7,885,849
High Grade Bond	1,916,608	745,782
Strategic Yield	5,237,301	1,742,909
Managed	10,550,505	8,465,510
Blue Chip	—	—

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2006, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
		Appreciation	Depreciation
Value Growth	$55,407,603	$8,731,232	$5,514,024	$3,217,208
High Grade Bond	37,174,919	164,518	950,168	(785,650)
Strategic Yield	38,027,478	613,741	932,404	(318,663)
Managed	78,207,250	10,470,870	3,608,281	6,862,589
Blue Chip	64,707,833	26,397,061	9,373,273	17,023,788

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
Payable Date	High Grade Bond	Strategic Yield	Money Market
January 31, 2006	$0.0431	$0.0462	$0.0032
February 28, 2006	0.0319	0.0388	0.0029
March 31, 2006	0.0479	0.0471	0.0034
April 28, 2006	0.0388	0.0418	0.0032
May 31, 2006	0.0452	0.0490	0.0038
June 30, 2006	0.0438	0.0459	0.0037

Total dividends per share	$0.2507	$0.2688	$0.0202

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the six month period ended June 30, 2006 for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
Value Growth	1/18/06	1/18/06	1/19/06	$0.1899
Managed	1/18/06	1/18/06	1/19/06	0.3738
Blue Chip	1/18/06	1/18/06	1/19/06	0.7012

Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
Managed	1/18/06	1/18/06	1/19/06	$0.8778

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Period ended June 30, 2006 (Unaudited) and

Years Ended December 31, 2005, 2004, 2003, 2002 and 2001

	Value Growth Portfolio							High Grade Bond Portfolio
	2006		2005	2004	2003	2002	2001	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$13.65		$12.98	$11.76	$9.14	$10.39	$9.92	$10.16		$10.38	$10.42	$10.39	$10.08	$9.82
Income From Investment Operations
Net investment income	0.13		0.19	0.15	0.12	0.14	0.18	0.25		0.47	0.45	0.47	0.50	0.62
Net gains (losses) on securities (both realized and unrealized)	0.13		0.63	1.20	2.64	(1.20)	0.50	(0.28)		(0.20)	—	0.08	0.32	0.26

Total from investment operations	0.26		0.82	1.35	2.76	(1.06)	0.68	(0.03)		0.27	0.45	0.55	0.82	0.88

Less Distributions
Dividends (from net investment income)	(0.19)		(0.15)	(0.13)	(0.14)	(0.19)	(0.21)	(0.25)		(0.47)	(0.45)	(0.47)	(0.50)	(0.62)
Distributions (from capital gains)	—		—	—	—	—	—	—		(0.02)	(0.04)	(0.05)	(0.01)	—

Total distributions	(0.19)		(0.15)	(0.13)	(0.14)	(0.19)	(0.21)	(0.25)		(0.49)	(0.49)	(0.52)	(0.51)	(0.62)

Net asset value, end of period	$13.72		$13.65	$12.98	$11.76	$9.14	$10.39	$9.88		$10.16	$10.38	$10.42	$10.39	$10.08

Total Return:
Total investment return based on net asset value (1)	1.90%		6.41%	11.53%	30.68%	(10.43)%	6.98%	(0.29)%		2.65%	4.30%	5.43%	8.37%	9.10%

Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$60,245		$60,223	$58,354	$52,812	$40,953	$45,522	$36,637		$34,946	$29,980	$26,659	$24,984	$18,908
Ratio of total expenses to average net assets	0.58	%(2)	0.58%	0.58%	0.63%	0.59%	0.57%	0.44	%(2)	0.45%	0.45%	0.49%	0.46%	0.45%
Ratio of net expenses to average net assets	0.58	%(2)	0.58%	0.58%	0.63%	0.59%	0.57%	0.44	%(2)	0.45%	0.45%	0.49%	0.46%	0.45%
Ratio of net investment income to average net assets	1.79	%(2)	1.42%	1.22%	1.26%	1.46%	1.89%	5.01	%(2)	4.63%	4.34%	4.51%	4.92%	6.10%
Portfolio turnover rate	15	%(3)	18%	17%	17%	15%	40%	12	%(3)	12%	26%	28%	22%	17%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Strategic Yield Portfolio							Managed Portfolio
	2006		2005	2004	2003	2002	2001	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.14		$9.37	$9.13	$8.75	$8.90	$8.82	$15.80		$15.67	$14.73	$12.34	$13.00	$12.58
Income From Investment Operations
Net investment income .	0.27		0.53	0.55	0.63	0.62	0.73	0.24		0.35	0.27	0.30	0.34	0.44
Net gains (losses) on securities (both realized and unrealized) .	(0.19)		(0.23)	0.24	0.38	(0.15)	0.08	0.27		0.32	0.97	2.43	(0.57)	0.55

Total from investment operations	0.08		0.30	0.79	1.01	0.47	0.81	0.51		0.67	1.24	2.73	(0.23)	0.99

Less Distributions
Dividends (from net investment income)	(0.27)		(0.53)	(0.55)	(0.63)	(0.62)	(0.73)	(0.37)		(0.27)	(0.30)	(0.34)	(0.43)	(0.57)
Distributions (from capital gains)	—		—	—	—	—	—	(0.88)		(0.27)	—	—	—	—

Total distributions	(0.27)		(0.53)	(0.55)	(0.63)	(0.62)	(0.73)	(1.25)		(0.54)	(0.30)	(0.34)	(0.43)	(0.57)

Net asset value, end of period	$8.95		$9.14	$9.37	$9.13	$8.75	$8.90	$15.06		$15.80	$15.67	$14.73	$12.34	$13.00

Total Return:
Total investment return based on net asset value (1)	0.87%		3.26%	8.94%	11.97%	5.43%	9.22%	3.34%		4.53%	8.58%	22.72%	(1.80)%	8.12%

Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$38,301		$37,067	$30,637	$25,498	$22,395	$20,182	$87,518		$83,368	$74,876	$66,733	$54,428	$53,795
Ratio of total expenses to average net assets	0.58	%(2)	0.59%	0.59%	0.65%	0.61%	0.59%	0.55	%(2)	0.56%	0.56%	0.62%	0.58%	0.56%
Ratio of net expenses to average net assets	0.58	%(2)	0.59%	0.59%	0.65%	0.61%	0.59%	0.55	%(2)	0.56%	0.56%	0.62%	0.58%	0.56%
Ratio of net investment income to average net assets	5.93	%(2)	5.71%	5.98%	7.07%	7.04%	7.93%	2.93	%(2)	2.34%	1.87%	2.35%	2.73%	3.47%
Portfolio turnover rate	6	%(3)	1%	34%	32%	34%	33%	13	%(3)	24%	26%	24%	18%	40%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Money Market Portfolio							Blue Chip Portfolio
	2006		2005	2004	2003	2002	2001	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$35.27		$35.17	$33.65	$27.22	$34.14	$39.29
Income From Investment Operations
Net investment income	0.02		0.02	0.01	0.01	0.01	0.03	0.37		0.70	0.67	0.50	0.46	0.50
Net gains (losses) on securities (both realized and unrealized)	—		—	—	—	—	—	0.78		0.07	1.35	6.38	(6.88)	(4.83)

Total from investment operations	0.02		0.02	0.01	0.01	0.01	0.03	1.15		0.77	2.02	6.88	(6.42)	(4.33)

Less Distributions
Dividends (from net investment income)	(0.02)		(0.02)	(0.01)	(0.01)	(0.01)	(0.03)	(0.70)		(0.67)	(0.50)	(0.45)	(0.50)	(0.56)
Distributions (from capital gains)	—		—	—	—	—	—	—		—	—	—	—	(0.26)

Total distributions	(0.02)		(0.02)	(0.01)	(0.01)	(0.01)	(0.03)	(0.70)		(0.67)	(0.50)	(0.45)	(0.50)	(0.82)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$35.72		$35.27	$35.17	$33.65	$27.22	$34.14

Total Return:
Total investment return based on net asset value (1)	2.03%		2.50%	0.74%	0.52%	1.16%	3.51%	3.28%		2.29%	6.07%	25.70%	(19.07)%	(11.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,507		$6,288	$6,592	$6,728	$8,150	$9,320	$81,767		$82,501	$84,960	$79,832	$63,699	$79,124
Ratio of total expenses to average net assets	0.54	%(2)	0.61%	0.56%	0.59%	0.52%	0.50%	0.30	%(2)	0.31%	0.30%	0.36%	0.31%	0.28%
Ratio of net expenses to average net assets	0.54	%(2)	0.61%	0.56%	0.59%	0.52%	0.48%	0.30	%(2)	0.31%	0.30%	0.36%	0.31%	0.28%
Ratio of net investment income to average net assets	4.05	%(2)	2.47%	0.72%	0.53%	1.16%	3.41%	2.03	%(2)	1.98%	2.00%	1.72%	1.50%	1.42%
Portfolio turnover rate	—	%(3)	—%	—%	—%	—%	—%	—	%(3)	—%	1%	17%	—%	—%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

Information on Proxy Voting:

EquiTrust Variable Insurance Series Fund (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2006 is available, without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedules of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that were implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a	)(1)	Not applicable to this filing.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(3)	Not applicable.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Name:	Dennis M. Marker
Title:	Chief Executive Officer

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name:	Dennis M. Marker
Title:	Chief Executive Officer

Date: August 24, 2006

By:	/s/ James W. Noyce
Name:	James W. Noyce
Title:	Chief Financial Officer

Date: August 24, 2006

N-CSR Certification

I, Dennis M. Marker, certify that:

1. I have reviewed this report on Form N-CSR of EquiTrust Variable Insurance Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 31, 2006	/s/ Dennis M. Marker
Dennis M. Marker Chief Executive Officer

N-CSR Certification

I, James W. Noyce, certify that:

1. I have reviewed this report on Form N-CSR of EquiTrust Variable Insurance Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 31, 2006	/s/ James W. Noyce
James W. Noyce Chief Financial Officer

Section 906 Certification

The following certification is provided by the undersigned Chief Executive Officer and Chief Financial Officer of EquiTrust Variable Insurance Series Fund on the basis of such officers’ knowledge and belief for the sole purpose of complying with 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

CERTIFICATION

In connection with the Semi-Annual Report of EquiTrust Variable Insurance Series Fund (the “Company”) on Form N-CSR for the period ended June 30, 2006 as filed with the Securities and Exchange Commission (the “Report”), we, Dennis M. Marker and James W. Noyce, Chief Executive Officer and Chief Financial Officer, respectively, of the Company, hereby certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer

Date: August 31, 2006

/s/ James W. Noyce
Name: James W. Noyce
Title: Chief Financial Officer

Date: August 31, 2006